Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Lease Liabilities [Abstract]
Summary of Lease Liabilities
	2020	2019
Lease Liabilities, Beginning of Year	1,916	1,494
Additions	49	590
Interest Expense (Note 6)	87	82
Lease Payments	(284)	(232)
Terminations	(1)	(11)
Modifications	(2)	-
Re-measurement	(2)	15
Exchange Rate Movements and Other	(6)	(22)
Lease Liabilities, End of Year	1,757	1,916
Less: Current Portion	184	196
Long-Term Portion	1,573	1,720

Summary of Lease Liabilities Depending on Duration of Lease Term
For the years ended December 31,	2020	2019
Variable Lease Payments	16	19
Short-Term Lease Payments	6	13